N-2 - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key	0001282957
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Gabelli Global Utility & Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Gabelli Global Utility & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund did not repurchase and retire any common shares in the open market.

On May 12, 2022, the Fund distributed one transferable right for each of the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of offering expenses of $315,000. The NAV of the Fund decreased by $0.15 per share on the day the additional shares were issued due to the shares being issued below NAV.

For the six months ended June 30, 2025 and the year ended December 31, 2024, transactions in common stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	9,380	$150,813	6,238	$97,816

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2025, the Fund had an effective shelf registration authorizing the issuance of $150 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2025 the Fund did not repurchase and retire any Series A Preferred, and during the year ended December 2024, the Fund repurchased and retired 2,035 of the Series A Preferred Shares in the open market at an investment of $87,487 and at an average discount of approximately 14.04% from its liquidation preference.

On December 11, 2023, the Board approved June 26, 2024 as an additional put date for the Series B Preferred, and on March 16, 2025 the Board approved December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027 as additional put dates for the Series B Preferred. Each Series B Preferred shareholder had the right to put their shares to the Fund in each of the 60-day periods ending December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027, after which the Series B preferred becomes perpetual. After proper notification is given, the Series B preferred shares are callable at the liquidation value of $50 per share plus accrued dividends.

On December 26, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred that were properly submitted for redemption during the 30-day period prior to December 26, 2021 at their liquidation value of $50 per share plus any accumulated and unpaid dividends. On January 8, 2022, the fund repurchased 1,048 shares of Series B Preferred at their liquidation preference of $50 per share.

On December 26, 2023, the Fund redeemed and retired 460,602 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2023 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2024, the Fund redeemed and retired 119,802 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On December 26, 2024, the Fund redeemed and retired 119,595 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2025, the Fund redeemed and retired 4,839 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2025 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
A 3.800%	April 11, 2013	1,200,000	18,314	$70,286,465	Fixed Rate	3.800%	$387
B 5.200%	December 19, 2018	1,370,433	500,175	81,988,557	Fixed Rate	5.200%	$14,450

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Document Period End Date	Jun. 30, 2025
Common Stocks [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 17.33
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	5,984,529
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 916	$ 916	$ 1,017	$ 1,054	$ 1,626	$ 1,711
Senior Securities Coverage per Unit	$ 250.07	$ 218.95	$ 166.05	$ 127.34	$ 141.18	$ 130.97
Preferred Stock Liquidating Preference	50.00	50.00	50.00	50.00	50.00	50.00
Senior Securities Average Market Value per Unit	$ 47.22	$ 46.88	$ 48.03	$ 48.08	$ 46.44	$ 45.94
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Preferred Stock Restrictions, Other [Text Block]

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2025 the Fund did not repurchase and retire any Series A Preferred, and during the year ended December 2024, the Fund repurchased and retired 2,035 of the Series A Preferred Shares in the open market at an investment of $87,487 and at an average discount of approximately 14.04% from its liquidation preference.

Outstanding Security, Not Held [Shares]	18,000	18,000	20,000	21,000	33,000	34,000
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 25,009	$ 25,251	$ 37,221	$ 60,251	$ 60,303	$ 62,901
Senior Securities Coverage per Unit	$ 250.07	$ 218.95	$ 166.05	$ 127.34	$ 141.18	$ 130.97
Preferred Stock Liquidating Preference	50.00	50.00	50.00	50.00	50.00	50.00
Senior Securities Average Market Value per Unit	$ 50.39	$ 50.24	$ 49.91	$ 50.25	$ 51.67	$ 51.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Preferred Stock Restrictions, Other [Text Block]

On December 11, 2023, the Board approved June 26, 2024 as an additional put date for the Series B Preferred, and on March 16, 2025 the Board approved December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027 as additional put dates for the Series B Preferred. Each Series B Preferred shareholder had the right to put their shares to the Fund in each of the 60-day periods ending December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027, after which the Series B preferred becomes perpetual. After proper notification is given, the Series B preferred shares are callable at the liquidation value of $50 per share plus accrued dividends.

Outstanding Security, Not Held [Shares]	500,000	505,000	744,000	1,205,000	1,206,000	1,258,000
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2025, the Fund had an effective shelf registration authorizing the issuance of $150 million in common or preferred shares.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
A 3.800%	April 11, 2013	1,200,000	18,314	$70,286,465	Fixed Rate	3.800%	$387
B 5.200%	December 19, 2018	1,370,433	500,175	81,988,557	Fixed Rate	5.200%	$14,450

Series A Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	A 3.800%
Outstanding Security, Authorized [Shares]	1,200,000
Outstanding Security, Not Held [Shares]	18,314
Series B Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	B 5.200%
Outstanding Security, Authorized [Shares]	1,370,433
Outstanding Security, Not Held [Shares]	500,175